Shareholders' Equity (Schedule of stock option activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Outstanding, beginning balance	22,555	26,097	21,318
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	4,380	4,905	16,224
Forfeited and cancelled	0	0	0
Exercised	(3,026)	(8,447)	(11,445)
Outstanding, ending balance	23,909	22,555	26,097
Excercisable at year end	19,529	17,650	22,577
Weighted average exercise price, Outstanding, beginning balance	$ 42.64	$ 22.99	$ 12.96
Weighted average exercise price, Granted	59.76	81.28	31.5
Weighted average exercise price, Forfeited and cancelled	0	0	0
Weighted average exercise price, Exercised	22.63	4.38	16.41
Weighted average exercise price, Outstanding, ending balance	48.31	42.64	22.99
Weighted average exercise price, Exercisable, ending balance	$ 45.74	$ 31.9	$ 16.78
Weighted average Remaining Contractual term (years), Outstanding	4 years 9 months 10 days
Aggregate intrinsic value, outstanding	$ 1,388